[Logo] PIONEER
                                                          Investments[RegTM]
Pioneer
Value Fund*

-------------------------
SEMIANNUAL REPORT 3/31/01
-------------------------

*Formerly Pioneer II. Name change effective April 2, 2001.

Table of Contents
--------------------------------------------------------------------------------

Letter from the President                          1

Portfolio Summary                                  2

Performance Update                                 3

Portfolio Management Discussion                    6

Schedule of Investments                            9

Financial Statements                              15

Notes to Financial Statements                     22

Trustees, Officers and Service Providers          27

Programs and Services for Pioneer Shareowners     28

Pioneer Value Fund

--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 3/31/01
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

I don't think you could find a better argument for a diversified portfolio than the volatile markets we have experienced in the last several months. The turbulence began when the dot-com bubble burst last spring. Then, as higher interest rates began to drain strength from the economy, companies in a wide range of industries issued warnings of declining profits. The result has been a very weak stock market, with high-flying growth and internet-related stocks suffering the most damage. In contrast to these sharp declines, however, less aggressive investments, including many bonds and value stocks, did much better over this painful period.

You can never eliminate risk entirely, but you and your financial advisor can work to mitigate it. The first step is to review your portfolio diversification, and modify it as necessary. You will probably want to continue holding a mix of stocks and bonds. A portfolio containing a variety of investments with varying risk and opportunity characteristics may be the most comfortable course for most investors. It could also be the most successful.

As professional investors, we view market downturns as opportunities to reposition our funds' portfolios and take advantage of lower prices to purchase attractive securities. For more than 70 years, that strategy has helped Pioneer fund managers and shareowners reach their financial goals. You may want to put your own investment portfolio through the same process: Look past the bad news and try to bring your portfolio in line with current conditions and your own needs.

Before closing, I'd like to share some news with you. Effective April 2, 2001 we changed the name of Pioneer II to Pioneer Value Fund. This new name, we believe, more accurately represents the Fund's long standing value discipline to equity investing. The investment focus continues to be that of reasonable income and growth of capital as we pursue value through fundamental research.

Respectfully,

/s/ David Tripple

David Tripple
                                                                               1

Pioneer Investment Management, Inc.

Pioneer Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/01
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[Tabular Representation of Pie Chart]

U.S. Common Stocks                             89%
International Common Stocks                     7%
Depositary Receipts for International Stocks    3%
Short-Term Cash Equivalents                     1%

[End of Tabular Representation of Pie Chart]

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[Tabular Representation of Pie Chart]

Financial                                       22%
Technology                                      14%
Health Care                                     14%
Energy                                          11%
Utilities                                       10%
Capital Goods                                    7%
Consumer Cyclicals                               7%
Basic Materials                                  5%
Communication Services                           4%
Transportation                                   3%
Consumer Staples                                 3%

[End of Tabular Representation of Pie Chart]

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

---------------------------------------------------------------------------------
1. Ambac Financial Group,         6.38%        6. Kinder Morgan Energy      2.98%
   Inc.                                           Partners, L.P.
---------------------------------------------------------------------------------
2. Dominion Resources, Inc.       5.89         7. Koninklijke Philips       2.89
                                                  Electronics NV
---------------------------------------------------------------------------------
3. Amgen, Inc.                    3.84         8. Conoco Inc.               2.46
---------------------------------------------------------------------------------
4. Washington Mutual Inc.         3.81         9. Merck & Co., Inc.         2.42
---------------------------------------------------------------------------------
5. Charter One Financial, Inc.    3.11        10. Verizon Communications    2.39
---------------------------------------------------------------------------------

Fund holdings will vary for other periods.

Pioneer Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/01                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                    3/31/01         9/30/00
                             $21.15          $22.67

Distributions per Share      Income          Short-Term          Long-Term
(9/30/00-3/31/01)            Dividends       Capital Gains       Capital Gains
                              $0.040            $0.062              $1.463

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Value Fund at public offering price, compared to the growth of the Standard & Poor's 500 Index and the Lipper Growth & Income Funds Index.

Average Annual Total Returns
(As of March 31, 2001)

           Net Asset   Public Offering
Period      Value         Price*
10 Years    11.14%        10.48%
5 Years      8.49          7.22
1 Year       3.17         -2.75

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.


[START MOUNTAIN CHART]

GROWTH OF $10,000

          Pioneer Value     Standard and Poor's      Lipper Growth and
          Fund              500 Index                Income Funds Index
3/91          $9,425              $10,000                 $10,000
3/92         $10,688              $11,100                 $11,168
             $12,289              $12,786                 $12,982
             $12,982              $12,976                 $13,594
3/95         $14,350              $14,994                 $15,088
             $18,026              $19,790                 $19,401
             $21,107              $23,708                 $22,513
3/98         $28,711              $35,062                 $31,294
             $23,098              $41,522                 $32,582
             $26,264              $48,950                 $36,291
3/01         $27,097              $38,353                 $33,014

[END MOUNTAIN CHART]


The Standard & Poor's 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lipper Growth and Income Funds Index reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/01                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                    3/31/01         9/30/00
                             $20.51          $22.11

Distributions per Share      Income          Short-Term          Long-Term
(9/30/00-3/31/01)            Dividends       Capital Gains       Capital Gains
                                -               $0.062              $1.463


Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Value Fund, compared to the growth of the Standard & Poor's 500 Index and the Lipper Growth & Income Funds Index.

Average Annual Total Returns
(As of March 31, 2001)

                 If           If
Period          Held      Redeemed*
Life-of-Fund    7.37%       7.04%
(7/1/96)
1 Year          2.00        -1.79

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.


[START MOUNTAIN CHART]

GROWTH OF $10,000

              Pioneer Value     Standard and Poor's      Lipper Growth and
              Fund              500 Index                Income Funds Index
Jul-96           $10,000              $10,000                 $10,000
Sep-96           $10,165              $10,247                 $10,322
                 $11,403              $11,100                 $11,126
                 $11,419              $11,399                 $11,313
                 $13,165              $13,385                 $12,900
                 $14,698              $14,387                 $13,980
                 $13,962              $14,799                 $14,116
Mar-98           $15,377              $16,859                 $15,725
                 $14,269              $17,415                 $15,756
                 $11,059              $15,686                 $13,791
                 $12,717              $19,020                 $16,033
                 $12,240              $19,965                 $16,373
                 $13,294              $21,369                 $17,891
Sep-99           $12,234              $20,035                 $16,460
                 $12,775              $23,013                 $17,935
                 $13,741              $23,536                 $18,237
                 $13,347              $22,910                 $17,779
                 $14,046              $22,690                 $18,303
                 $14,618              $20,916                 $18,005
Mar-01           $13,817              $18,441                 $16,590

[END MOUNTAIN CHART]


The Standard & Poor's 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lipper Growth and Income Funds Index reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/01                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                    3/31/01         9/30/00
                             $20.54          $22.16
 Distributions per Share      Income          Short-Term          Long-Term
 (9/30/00-3/31/01)            Dividends       Capital Gains       Capital Gains
                                -                 $0.062              $1.463

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Value Fund, compared to the growth of the Standard & Poor's 500 Index and the Lipper Growth & Income Funds Index.

Average Annual Total Returns
(As of March 31, 2001)

                 If           If
Period          Held      Redeemed*
Life-of-Fund    7.38%       7.38%
(7/1/96)
1 Year          1.90        1.90

* Assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.


[START MOUNTAIN CHART]

GROWTH OF $10,000

              Pioneer Value     Standard and Poor's      Lipper Growth and
              Fund              500 Index                Income Funds Index
Jul-96           $10,000             $10,000                  $10,000
Sep-96           $10,161             $10,247                  $10,322
                 $11,400             $11,100                  $11,126
                 $11,410             $11,399                  $11,313
                 $13,142             $13,385                  $12,900
                 $14,683             $14,387                  $13,980
                 $13,952             $14,799                  $14,116
Mar-98           $15,360             $16,859                  $15,725
                 $14,253             $17,415                  $15,756
                 $11,076             $15,686                  $13,791
                 $12,727             $19,020                  $16,033
                 $12,244             $19,965                  $16,373
                 $13,303             $21,369                  $17,891
Sep-99           $12,250             $20,035                  $16,460
                 $12,797             $23,013                  $17,935
                 $13,762             $23,536                  $18,237
                 $13,394             $22,910                  $17,779
                 $14,067             $22,690                  $18,303
                 $14,638             $20,916                  $18,005
Mar-01           $14,024             $18,441                  $16,590

[END MOUNTAIN CHART]


The Standard & Poor's 500 Index is an unmanaged measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lipper Growth and Income Funds Index reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in either Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Value Fund

-------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/01
-------------------------------------------------------------------------------

Pioneer Value Fund (formerly known as Pioneer II) delivered positive results over the last six months despite very volatile market conditions. In the discussion that follows, Richard Dahlberg, who is responsible for the Fund's day to day management, details the investment strategies that he pursued and how they affected the Fund's results.

Q: The markets have been very volatile for several months, with value stocks outperforming growth. How did this environment affect performance?

A: Continued strength in value stocks enabled the Fund to outperform its benchmark, the Standard & Poor's 500 Index over the six months ended March 31, 2001. Calculated at net asset value the Fund's Class A, B and C shares had returns of 0.35%, -0.21% and -0.31%, respectively. These results handily outpaced the -18.72% return of the Index. The Fund also surpassed the average -1.31% return of 569 multi-cap value funds tracked by Lipper, Inc. (Lipper is an independent firm that tracks mutual fund performance.)

Q: What motivated investors to shift from growth to value investing?

A: According to S&P Barra, a research organization that provides risk management solutions to the investment industry, the outperformance by value stocks over growth has been one of the widest in years. The relationship between the two investment styles is just the opposite of what it had been before the market peak of last spring. Reasons are not hard to find: investors became very wary when the dot-com bubble burst and gloomy earnings forecasts undermined the rationale for holding growth stocks. That combination of factors tends to bring value stocks into favor, thanks to their lower risk potential, more attractive valuations and greater investor confidence in their ability to generate profits.

Q: What were the most successful areas for the Fund?

A: Two of our biggest positions, Ambac Financial Group and Dominion Resources, made very strong contributions over recent months. Ambac Financial Group benefited from the retirement of U.S. government bonds as budget surpluses facilitated the paying down of federal

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    debt. With fewer government bonds on the market, institutions seeking high quality investments have been turning to insured corporate securities, Ambac Financial Group's primary business. Other holdings in the improving financial sector were Washington Mutual and Charter One Financial, mortgage companies that enjoyed expanding profit margins as interest rates began to decline.

    Dominion Resources, a gas and electric utility based in Virginia, profited when Virginia deregulated energy rates without the freeze on retail pricing that has been so costly to California utilities and their customers. Dominion also has a large natural gas production subsidiary which stands to benefit from rising prices.

    Transportation stocks did well. Railroad companies, including Canadian National Railway and Union Pacific benefited from higher energy prices -- moving goods by rail is more energy-efficient than shipping by truck. Among airlines, Southwest Airlines continued to gain market share as the company expanded into more small and mid-size cities rather than compete with the larger carriers that dominate air travel in major cities.

Q:  Which areas fell short of expectations?

A: Health care had been a strong area for the Fund but prices fell back in the most recent quarter. Amgen, one of the world's largest biotechnology companies, held up fairly well as did HCA, a for-profit hospital management company. Pharmaceutical manufacturers Merck, Novartis and Eli Lilly were indifferent performers. The same was true of auto manufacturers and other consumer durables companies. The Fund's very small weighting in these sectors (compared to the S&P 500) helped relative performance.

Q:  What about technology?

A: We have been selectively reducing technology positions for some time as valuations reached uncomfortable levels. These cutbacks paid off for the Fund by reducing exposure to a very volatile sector, but overall results were hurt by tech holdings. We have held on to some of the bigger, better financed technology companies -- Intel and Oracle are

Pioneer Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/01  (continued)
--------------------------------------------------------------------------------

    examples -- because they are better positioned than some competitors to rebound when technology comes back into favor. In the meantime, many technology companies are suffering from an inventory glut as customers have retrenched in the face of reduced demand.

Q:  Please give us your outlook on the economy and the markets.

A: We need look no further than the current high levels of corporate layoffs and disappointing earnings reports for evidence that the economy has lost steam. The contraction in business activity now underway is likely to delay any economic recovery for six months or more. For now, we are playing defense, emphasizing sectors like utilities and financials that have done well historically under similar conditions. The big question will be when to switch to offense and move into more cyclical areas like consumer durables, and eventually, technology.

    We think that, over the next several quarters, old-fashioned ways of looking at stocks, considering dividends, earnings and market valuations, will be keys to successful stock selection. These criteria coincide perfectly with Pioneer's tradition of value investing.

Pioneer Value Fund

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/01 (unaudited)
-------------------------------------------------------------------------------

Shares                                                         Value
               COMMON STOCK - 99.2%
               Basic Materials - 4.5%
               Aluminum - 0.7%
  800,000      Alcoa, Inc.                              $ 28,760,000
                                                        ------------
               Chemicals - 0.7%
1,774,000      Lyondell Petrochemicals Co.              $ 25,492,380
1,880,000      Mississippi Chemical Corp.+                 6,316,800
                                                        ------------
                                                        $ 31,809,180
                                                        ------------
               Chemicals (Specialty) - 1.4%
1,700,000      Cytec Industries Inc.*                   $ 54,434,000
  400,000      Hercules, Inc.                              5,196,000
1,169,500      Terra Industries Inc.*                      5,555,125
                                                        ------------
                                                        $ 65,185,125
                                                        ------------
               Containers & Packaging (Paper) - 0.3%
4,300,000      Vitro SA (A.D.R.)                        $ 12,470,000
                                                        ------------
               Metals Mining - 0.4%
1,200,000      Freeport-McMorRan Copper & Gold Inc.
               (Class B)*                               $ 15,660,000
                                                        ------------
               Paper & Forest Products - 1.0%
2,000,000      Asia Pulp & Paper Ltd. (A.D.R.)*         $    280,000
  400,000      Bowater, Inc.                              18,960,000
  200,000      Georgia-Pacific Group                       5,880,000
1,500,000      Longview Fibre Co.                         19,500,000
                                                        ------------
                                                        $ 44,620,000
                                                        ------------
               Total Basic Materials                    $198,504,305
                                                        ------------
               Capital Goods - 6.9%
               Manufacturing (Diversified) - 1.7%
  538,900      Amcast Industrial Corp.+                 $  4,984,825
3,547,600      Trinity Industries, Inc.+                  69,178,200
                                                        ------------
                                                        $ 74,163,025
                                                        ------------
               Manufacturing (Specialized) - 5.1%
1,588,700      Briggs & Stratton Corp.+                 $ 60,958,414
1,926,000      Dionex Corp.*+                             60,548,625
3,900,000      Donaldson Co., Inc.+                      104,091,000
                                                        ------------
                                                        $225,598,039
                                                        ------------


The accompanying notes are an integral part of these financial statements.    9

Pioneer Value Fund

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/01 (unaudited)                          (continued)
-------------------------------------------------------------------------------

Shares                                                                Value
               Metal Fabricators - 0.1%
  711,125      A.M. Castle & Co.+                              $  6,393,014
                                                               ------------
               Total Capital Goods                             $306,154,078
                                                               ------------
               Communication - 4.2%
               Cellular/Wireless Telecommunications - 0.1%
  301,100      AT&T Wireless Group*                            $  5,775,098
                                                               ------------
               Telephone - 4.1%
  550,000      BellSouth Corp.                                 $ 22,506,000
  994,800      SBC Communications, Inc.                          44,397,924
  213,436      Telefonica de Espana (A.D.R.)*                    10,223,584
2,125,000      Verizon Communications                           104,762,500
                                                               ------------
                                                               $181,890,008
                                                               ------------
               Total Communication                             $187,665,106
                                                               ------------
               Consumer Cyclicals - 6.8%
               Auto Parts & Equipment - 0.5%
1,608,419      Delphi Automotive Systems Corp                  $ 22,791,297
                                                               ------------
               Automobiles - 0.7%
  634,414      General Motors Corp.                            $ 32,894,366
                                                               ------------
               Consumer (Jewelry, Novelties & Gifts) - 1.5%
2,247,450      Lancaster Colony Corp.+                         $ 65,316,516
                                                               ------------
               Homebuilding - 2.7%
4,145,000      Champion Enterprises, Inc.+*                    $ 21,346,750
8,184,000      Clayton Homes, Inc.+                              98,617,200
                                                               ------------
                                                               $119,963,950
                                                               ------------
               Retail (Deptartment Stores) - 1.4%
  700,000      Federated Department Stores, Inc.*              $ 29,085,000
2,000,000      J.C. Penney Co., Inc.                             31,980,000
                                                               ------------
                                                               $ 61,065,000
                                                               ------------
               Total Consumer Cyclicals                        $302,031,129
                                                               ------------
               Consumer Staples - 3.1%
               Beverages (Non-Alcoholic) - 0.4%
  400,000      PepsiCo, Inc.                                   $ 17,580,000
                                                               ------------
               Foods - 0.9%
   20,000      Nestle SA (Registered Shares)                   $ 41,658,508
                                                               ------------
               Personal Care - 0.5%
  300,000      Kimberly Clark Corp.                            $ 20,349,000
                                                               ------------


10   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Shares                                                            Value
              Services (Employment) - 1.3%
2,450,000     Kelly Services Inc.                          $ 57,771,000
                                                           ------------
              Total Consumer Staples                       $137,358,508
                                                           ------------
              Energy - 10.9%
              Oil & Gas (Drilling & Equipment) - 4.0%
1,008,100     BJ Services Co.*                             $ 71,776,720
  300,000     Grant Prideco Inc.*                             5,160,000
  450,000     Halliburton Co.                                16,537,500
1,050,000     Transocean Offshore Inc.                       45,517,500
  310,000     Smith International, Inc.*                     21,762,000
  300,000     Weatherford International, Inc.*               14,805,000
                                                           ------------
                                                           $175,558,720
                                                           ------------
              Oil & Gas (Production/Exploration) - 2.2%
  500,000     Anadarko Petroleum Corp.                     $ 31,390,000
  700,000     Burlington Resources, Inc.                     31,325,000
1,400,000     Suncor Energy, Inc.                            36,260,000
                                                           ------------
                                                           $ 98,975,000
                                                           ------------
              Oil (Domestic Integrated) - 3.1%
3,840,000     Conoco, Inc.                                 $107,904,000
  227,256     Conoco, Inc. (Class B)                          6,419,980
  500,000     Shell Transport & Trading Co. (A.D.R.)         23,365,000
                                                           ------------
                                                           $137,688,980
                                                           ------------
              Oil (International Integrated) - 1.6%
  600,000     BP Amoco Plc (A.D.R.)                        $ 29,772,000
  600,000     Texaco, Inc.                                   39,840,000
                                                           ------------
                                                           $ 69,612,000
                                                           ------------
              Total Energy                                 $481,834,700
                                                           ------------
              Financials - 21.7%
              Banks (Major Regional) - 1.2%
  913,714     Banco Santander SA (A.D.R.)                  $  8,287,386
                                                           ------------
1,200,000     FleetBoston Financial Corp.                    45,300,000
                                                           ------------
                                                           $ 53,587,386
                                                           ------------
              Banks (Money Center) - 2.2%
2,175,000     J.P. Morgan Chase & Co.                      $ 97,657,500
                                                           ------------
              Banks (Regional) - 0.7%
1,242,100     North Fork Bancorporation, Inc.              $ 32,232,495
                                                           ------------


The accompanying notes are an integral part of these financial statements.   11

Pioneer Value Fund

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/01 (unaudited)                          (continued)
-------------------------------------------------------------------------------

Shares                                                           Value
              Consumer Finance - 1.6%
1,385,000     Countrywide Credit Industries, Inc.         $ 68,349,750
                                                          ------------
              Financial (Diversified) - 6.3%
4,415,450     Ambac Financial Group, Inc.                 $280,071,994
                                                          ------------
              Insurance (Life/Health) - 0.9%
2,600,389     Conseco, Inc.                               $ 41,866,263
                                                          ------------
              Insurance (Multi-Line) - 0.3%
  400,000     Nationwide Financial Services, Inc.         $ 15,192,000
                                                          ------------
              Insurance (Property-Casualty) - 1.5%
1,550,000     Allstate Corp.                              $ 65,007,000
                                                          ------------
              Savings & Loan Companies - 7.0%
4,824,696     Charter One Financial, Inc.                 $136,538,897
3,050,000     Washington Mutual, Inc.                      166,987,500
                                                          ------------
                                                          $303,526,397
                                                          ------------
              Total Financials                            $957,490,785
                                                          ------------
              Health Care - 13.4%
              Biotechnology - 4.2%
2,800,000     Amgen, Inc.*                                $168,525,000
  351,843     Pharmacia Corp.                               17,722,332
                                                          ------------
                                                          $186,247,332
                                                          ------------
              Health Care (Diversified) - 1.7%
1,250,000     American Home Products Corp.                $ 73,437,500
                                                          ------------
              Health Care (Drugs/Major Pharmaceuticals) - 5.5%
1,112,600     AstraZeneca Plc                             $ 52,618,122
  560,702     Elan Corp. Plc (A.D.R.)*                      29,296,680
  450,000     Eli Lilly & Co.                               34,497,000
1,400,000     Merck & Co., Inc.                            106,260,000
  600,000     Novartis AG (A.D.R.)                          23,598,000
                                                          ------------
                                                          $246,269,802
                                                          ------------
              Health Care (Drugs-Generic) - 0.2%
  300,000     ICN Pharmaceuticals, Inc.                   $  7,629,000
                                                          ------------
              Health Care (Hospital Management) - 0.9%
1,000,000     HCA - The Healthcare Company                $ 40,270,000
                                                          ------------
              Health Care (Managed Care) - 0.9%
  425,600     Wellpoint Health Networks Inc.*             $ 40,563,936
                                                          ------------
              Total Health Care                           $594,417,570
                                                          ------------


12   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Shares                                                               Value
               Technology - 14.2%
               Communications Equipment - 0.5%
  700,000      Alcatel (A.D.R.)                               $ 20,132,000
                                                              ------------
               Computer (Hardware) - 2.6%
1,400,000      Compaq Computer Corp.                          $ 25,480,000
  900,000      International Business Machines Corp.            86,562,000
  100,000      NCR Corp.*                                        3,903,000
                                                              ------------
                                                              $115,945,000
                                                              ------------
               Computers (Peripherals) - 0.2%
1,000,000      Storage Technology Corp.*                      $ 10,890,000
                                                              ------------
               Computers (Software & Services) - 0.6%
1,700,000      Oracle Corp.*                                  $ 25,466,000
                                                              ------------
               Electronics (Component Distributors) - 4.2%
2,600,000      Arrow Electronics, Inc.*                       $ 58,760,000
4,744,549      Koninklijke Philips Electronics NV              126,679,458
                                                              ------------
                                                              $185,439,458
                                                              ------------
               Electronics (Defense) - 1.3%
1,920,747      General Motors Corp. (Class H)*                $ 37,454,567
  632,200      Raytheon Co. (Class B)                           18,574,036
                                                              ------------
                                                              $ 56,028,603
                                                              ------------
               Electronics (Instrumentation) - 0.2%
  788,200      MTS Systems Corp.                              $  7,167,694
                                                              ------------
               Electronics (Semiconductors) - 2.4%
2,900,000      Intel Corp.                                    $ 76,306,250
1,000,000      Texas Instruments, Inc.                          30,980,000
                                                              ------------
                                                              $107,286,250
                                                              ------------
               Equipment (Semiconductor) - 1.5%
1,256,383      Applied Materials, Inc.*                       $ 54,652,661
  460,000      Helix Technology Corp.                           10,802,813
                                                              ------------
                                                              $ 65,455,474
                                                              ------------
               Photography/Imaging - 0.7%
  800,000      Eastman Kodak Co.                              $ 31,912,000
                                                              ------------
               Total Technology                               $625,722,479
                                                              ------------
               Transportation - 3.3%
               Airlines - 0.6%
1,500,000      Southwest Airlines Co.                         $ 26,625,000
                                                              ------------


The accompanying notes are an integral part of these financial statements.   13

Pioneer Value Fund

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/01 (unaudited)                          (continued)
-------------------------------------------------------------------------------

Shares                                                                        Value
              Railroads - 2.7%
1,180,000     Canadian National Railway Co.                          $   44,450,600
1,300,000     Union Pacific Corp.                                        73,125,000
                                                                     --------------
                                                                     $  117,575,600
                                                                     --------------
              Total Transportation                                   $  144,200,600
                                                                     --------------
              Utilities - 10.2%
              Electric Companies - 6.7%
4,007,567     Dominion Resources, Inc.                               $  258,367,844
2,200,000     Edison International                                       27,808,000
  259,063     Hawaiian Electric Industries, Inc.                          9,572,378
                                                                     --------------
                                                                     $  295,748,222
                                                                     --------------
              Natural Gas - 3.5%
2,073,000     Kinder Morgan Energy Partners, L.P.                    $  130,806,302
  600,000     Williams Companies, Inc.                                   25,710,000
                                                                     --------------
                                                                     $  156,516,302
                                                                     --------------
              Total Utilities                                        $  452,264,524
                                                                     --------------
              TOTAL COMMON STOCKS                                    $4,387,643,784
                                                                     --------------
              (Cost $3,136,648,569)

Principal
Amount
                 TEMPORARY CASH INVESTMENTS - 0.8%
                 Commercial Paper - 0.8%
$33,365,000      Home Financing Corp., 5.42%, 4/2/01                 $   33,365,000
                                                                     --------------
                 Total Commercial Paper                              $   33,365,000
                                                                     --------------
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost $33,365,000)                                  $   33,365,000
                                                                     --------------
                 TOTAL INVESMENTS IN SECURTIES - 100.0%
                 (cost $3,170,013,569)                               $4,421,008,784
                                                                     ==============

*   Non-income producing security.

+ Investment held by the fund representing 5% or more of the outstanding voting stock of such company.

(a) At March 31, 2001, the net unrealized gain on investments based on cost for federal income tax purposes of $3,170,688,172 was as follows:

    Aggregate gross unrealized gain for all investments in which
      there is an excess of value over cost                          $1,651,047,239
    Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                        (400,726,627)
                                                                     --------------
    Net unrealized gain                                              $1,250,320,612
                                                                     ==============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2001, aggregated $84,725,909 and $302,166,050, respectively.


14  The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------
BALANCE SHEET 3/31/01 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including temporary cash
    investments of $33,365,000) (cost $3,170,013,569)             $4,421,008,784
  Cash                                                                       679
  Receivables -
   Investment securities sold                                         18,065,750
   Fund shares sold                                                    1,284,293
   Dividends, interest and foreign taxes withheld                      5,386,068
  Other                                                                   51,749
                                                                  --------------
    Total assets                                                  $4,445,797,323
                                                                  --------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                        $    1,613,498
  Due to affiliates                                                    3,268,687
  Accrued expenses                                                       456,587
                                                                  --------------
    Total liabilities                                             $    5,338,772
                                                                  --------------
NET ASSETS:
  Paid-in capital                                                 $3,014,050,409
  Accumulated undistributed net investment income                     32,683,577
  Accumulated undistributed net realized gain on investments and
    foreign currency transactions                                    142,763,755
  Net unrealized gain on investments                               1,250,995,215
  Net unrealized loss on assets and liabilities denominated in
    foreign currencies                                                   (34,405)
                                                                  --------------
    Total net assets                                              $4,440,458,551
                                                                  ==============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $4,410,406,423/208,577,395 shares)            $        21.15
                                                                  ==============
  Class B (based on $25,925,691/1,264,081 shares)                 $        20.51
                                                                  ==============
  Class C (based on $4,126,437/200,874 shares)                    $        20.54
                                                                  ==============
MAXIMUM OFFERING PRICE:
  Class A                                                         $        22.44
                                                                  ==============


The accompanying notes are an integral part of these financial statements.   15

Pioneer Value Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/01

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $555,475)     $   38,560,841
  Interest                                                       1,571,616
                                                            --------------
    Total investment income                                                      $   40,132,457
                                                                                 --------------
EXPENSES:
  Management fees
   Basic fee                                                $   13,687,361
   Performance adjustment                                       (2,288,438)
  Transfer agent fees
   Class A                                                       4,727,211
   Class B                                                          47,514
   Class C                                                           9,108
  Distribution fees
   Class A                                                       4,917,694
   Class B                                                         116,786
   Class C                                                          18,878
  Administrative fees                                              322,433
  Custodian fees                                                   137,014
  Professional fees                                                 67,506
  Printing                                                          64,026
  Registration fees                                                 45,666
  Fees and expenses of nonaffiliated trustees                       29,983
                                                            --------------
    Total expenses                                                               $   21,902,742
    Less fees paid indirectly                                                          (471,948)
                                                                                 --------------
    Net expenses                                                                 $   21,430,794
                                                                                 --------------
     Net investment income                                                       $   18,701,663
                                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                              $  155,226,599
   Other assets and liabilities denominated in foreign
     currencies                                                    (11,799)      $  155,214,800
                                                            --------------       --------------
  Change in net unrealized gain (loss) from:
   Investments                                              $ (158,808,343)
   Other assets and liabilities denominated in foreign
     currencies                                                    (21,514)      $ (158,829,857)
                                                            --------------       --------------
  Net loss on investments and foreign currency
    transactions                                                                 $   (3,615,057)
                                                                                 --------------
  Net increase in net assets resulting from operations                           $   15,086,606
                                                                                 ==============


16   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/01 and the Year Ended 9/30/00

                                                            Six Months
                                                              Ended
                                                           (unaudited)           Year Ended
FROM OPERATIONS:                                            3/31/01              9/30/00
Net investment income                                    $   18,701,663     $    40,872,565
Net realized gain on investments and foreign currency
  transactions                                              155,214,800         298,622,293
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                        (158,829,857)        407,451,423
                                                         --------------     ---------------
  Net increase in net assets resulting
    from operations                                      $   15,086,606     $   746,946,281
                                                         --------------     ---------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.04 and $0.20 per share, respectively)      $   (8,526,424)    $   (45,604,763)
Net realized gain:
  Class A ($1.53 and $0.51 per share, respectively)        (305,079,798)       (127,730,551)
  Class B ($1.53 and $0.51 per share, respectively)          (1,437,087)           (569,430)
  Class C ($1.53 and $0.51 per share, respectively)            (244,662)           (103,341)
                                                         --------------     ---------------
    Total distributions to shareowners                   $ (315,287,971)    $  (174,008,085)
                                                         --------------     ---------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  153,464,548     $   371,539,921
Reinvestment of distributions                               295,157,755         161,834,561
Cost of shares repurchased                                 (346,921,914)     (1,619,222,956)
                                                         --------------     ---------------
  Net increase (decrease) in net assets resulting
    from fund share transactions                         $  101,700,389     $(1,085,848,474)
                                                         --------------     ---------------
  Net decrease in net assets                             $ (198,500,976)    $  (512,910,278)
NET ASSETS:
Beginning of period                                       4,638,959,527       5,151,869,805
                                                         --------------     ---------------
End of period (including accumulated undistributed net
  investment income of $32,683,577 and $22,508,338,
  respectively)                                          $4,440,458,551     $ 4,638,959,527
                                                         ==============     ===============


The accompanying notes are an integral part of these financial statements.   17

Pioneer Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                   '01 Shares        '01 Amount       '00 Shares       '00 Amount
CLASS A                            (unaudited)      (unaudited)
Shares sold                          6,561,648    $  143,051,604       16,716,130    $    354,684,759
Reinvestment of distributions       14,160,864       293,565,946        7,700,509         161,195,366
Less shares repurchased            (15,694,835)     (342,606,999)     (75,119,900)     (1,597,282,961)
                                   -----------    --------------      -----------   -----------------
  Net increase (decrease)            5,027,677    $   94,010,551      (50,703,261)   $ (1,081,402,836)
                                   ===========    ==============      ===========    ================
CLASS B
Shares sold                            426,041    $    8,999,693          637,526    $     13,615,524
Reinvestment of distributions           68,198         1,372,834           26,731             547,988
Less shares repurchased               (163,382)       (3,491,744)        (844,243)        (17,737,732)
                                   -----------    --------------      -----------   -----------------
  Net increase (decrease)              330,857    $    6,880,783         (179,986)   $     (3,574,220)
                                   ===========    ==============      ===========    ================
CLASS C
Shares sold                             66,234    $    1,413,251          150,973    $      3,239,638
Reinvestment of distributions           10,852           218,975            4,438              91,207
Less shares repurchased                (38,150)         (823,171)        (197,710)         (4,202,263)
                                   -----------    --------------      -----------   -----------------
  Net increase (decrease)               38,936    $      809,055          (42,299)   $       (871,418)
                                   ===========    ==============      ===========    ================


18   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 3/31/01
--------------------------------------------------------------------------------

                                                     Six Months Ended
                                                         3/31/01     Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                       (unaudited)     9/30/00      9/30/99     9/30/98       9/30/97      9/30/96
CLASS A
Net asset value, beginning of period                   $   22.67     $    20.16   $    18.32   $    27.85   $    20.94   $    20.66
                                                       ---------     ----------   ----------   ----------   ----------   ----------
Increase (decrease) from investment operations:
 Net investment income                                 $    0.09     $     0.20   $     0.21   $     0.17   $     0.16   $     0.23
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions            (0.04)          3.02         1.97        (6.20)        8.83         2.10
                                                       ---------     ----------   ----------   ----------   ----------   ----------
   Net increase (decrease) from investment operations  $    0.05     $     3.22   $     2.18   $    (6.03)  $     8.99   $     2.33
Distributions to shareowners:
 Net investment income                                     (0.04)         (0.20)       (0.19)       (0.16)       (0.15)       (0.32)
 Net realized gain                                         (1.53)         (0.51)       (0.15)       (3.34)       (1.93)       (1.73)
                                                       ---------     ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in net asset value             $   (1.52)    $     2.51   $     1.84   $    (9.53)  $     6.91   $     0.28
                                                       ---------     ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                         $   21.15     $    22.67   $    20.16   $    18.32   $    27.85   $    20.94
                                                       =========     ==========   ==========   ==========   ==========   ==========
Total return*                                               0.35%         16.29%       11.86%      (23.97)%      45.95%       12.18%
Ratio of net expenses to average net assets+                0.93%**        0.96%        0.96%        0.90%        0.96%        0.92%
Ratio of net investment income to average net
 assets+                                                    0.83%**        0.81%        0.93%        0.74%        0.68%        1.13%
Portfolio turnover rate                                        4%**           3%          12%          50%          47%          66%
Net assets, end of period (in thousands)               $4,410,406    $4,614,739   $5,125,858   $5,496,480   $7,534,010   $5,431,797
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                               0.95%**        0.94%        0.95%        0.90%        0.95%        0.90%
 Net investment income                                      0.81%**        0.83%        0.94%        0.74%        0.69%        1.15%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

** Annualized.

+  Ratios assuming no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 3/31/01
--------------------------------------------------------------------------------

                                                         Six Months Ended
                                                            3/31/01(a)    Year Ended  Year Ended  Year Ended  Year Ended   7/1/96 to
                                                           (unaudited)      9/30/00     9/30/99   9/30/98(a)  9/30/97(a)    9/30/96
CLASS B
Net asset value, beginning of period                       $ 22.11         $ 19.74     $ 17.98     $ 27.52     $ 20.89      $20.55
                                                           -------         -------     -------     -------     -------      ------
Increase (decrease) from investment operations:
 Net investment loss                                       $ (0.02)        $ (0.14)    $ (0.04)    $ (0.07)    $ (0.07)     $(0.01)
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions              (0.05)           3.02        1.95       (6.11)       8.76        0.35
                                                           -------         -------     -------     -------     -------      ------
   Net increase (decrease) from investment operations      $ (0.07)        $  2.88     $  1.91     $ (6.18)    $  8.69      $ 0.34
Distributions to shareowners:
 Net investment income                                          --              --          --       (0.02)      (0.13)         --
 Net realized gain                                           (1.53)          (0.51)      (0.15)      (3.34)      (1.93)         --
                                                           -------         -------     -------     -------     -------      ------
Net increase (decrease) in net asset value                 $ (1.60)        $  2.37     $  1.76     $ (9.54)    $  6.63      $ 0.34
                                                           -------         -------     -------     -------     -------      ------
Net asset value, end of period                             $ 20.51         $ 22.11     $ 19.74     $ 17.98     $ 27.52      $20.89
                                                           =======         =======     =======     =======     =======      ======
Total return*                                                (0.21)%         14.81%      10.62%     (24.76)%     44.58%       1.65%
Ratio of net expenses to average net assets+                  1.91%**         2.23%       2.06%       1.96%       1.94%       2.03%
Ratio of net investment loss to average net assets+          (0.16)%**       (0.48)%     (0.18)%     (0.31)%     (0.32)%     (0.25)%
Portfolio turnover rate                                          4%**            3%         12%         50%         47%         66%
Net assets, end of period (in thousands)                   $25,926         $20,632     $21,972     $21,084     $15,311      $  864
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                 1.93%**         2.21%       2.04%       1.96%       1.90%       2.02%
 Net investment loss                                         (0.18)%**       (0.46)%     (0.16)%     (0.31)%     (0.28)%     (0.24)%

(a) The per share data presented above is based upon the average shares outstanding for the period presented.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 3/31/01
--------------------------------------------------------------------------------

                                                      Six Months Ended
                                                         3/31/01(a)   Year Ended   Year Ended   Year Ended   Year Ended    7/1/96 to
                                                        (unaudited)     9/30/00      9/30/99    9/30/98(a)   9/30/97(a)     9/30/96
CLASS C
Net asset value, beginning of period                      $22.16        $19.78       $18.02       $ 27.55     $ 20.88       $20.55
                                                          ------        ------       ------       -------     -------       ------
Increase (decrease) from investment operations:
 Net investment loss                                      $(0.02)       $(0.15)      $(0.04)      $ (0.06)    $ (0.08)      $(0.01)
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions            (0.07)         3.04         1.95         (6.07)       8.77         0.34
                                                          ------        ------       ------       -------     -------       ------
   Net increase (decrease) from investment operations     $(0.09)       $ 2.89       $ 1.91       $ (6.13)    $  8.69       $ 0.33
Distributions to shareowners:
 Net investment income                                        --            --           --         (0.06)      (0.09)          --
 Net realized gain                                         (1.53)        (0.51)       (0.15)        (3.34)      (1.93)          --
                                                          ------        ------       ------       -------     -------       ------
Net increase (decrease) in net asset value                $(1.62)       $ 2.38       $ 1.76       $ (9.53)    $  6.67       $ 0.33
                                                          ------        ------       ------       -------     -------       ------
Net asset value, end of period                            $20.54        $22.16       $19.78       $ 18.02     $ 27.55       $20.88
                                                          ======        ======       ======       =======     =======       ======
Total return*                                              (0.31)%       14.83%       10.60%       (24.56)%     44.51%        1.61%
Ratio of net expenses to average net assets+                1.96%**       2.19%        2.08%         1.93%       1.99%        2.02%
Ratio of net investment loss to average net assets+        (0.21)%**     (0.43)%      (0.22)%       (0.28)%     (0.39)%      (0.15)%
Portfolio turnover rate                                        4%**          3%          12%           50%         47%          66%
Net assets, end of period (in thousands)                  $4,126        $3,588       $4,039       $ 3,377     $ 2,267       $  214
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                               2.01%**       2.16%        2.06%         1.93%       1.95%        2.01%
 Net investment loss                                       (0.26)%**     (0.40)%      (0.20)%       (0.28)%     (0.35)%      (0.14)%

(a) The per share data presented above is based upon the average shares outstanding for the period presented.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

+   Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/01 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Value Fund (the Fund), formerly Pioneer II Fund, is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Fund are reasonable income and growth of capital.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

  Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of


22
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Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

  Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Foreign Currency Translation

  The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

  Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Federal Income Taxes

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

  The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

D. Forward Foreign Currency Contracts

  The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are

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Pioneer Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/01 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of March 31, 2001, the Fund had no outstanding settlement or portfolio hedges.

E. Fund Shares

  The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned $316,706 in underwriting commissions on the sale of fund shares during the six months ended March 31, 2001.

F. Class Allocations

  Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for their services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

  Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), manages the Fund's portfolio and is a majority owned subsidiary of UniCredito Italiano. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets. The basic fee is subject to a performance adjustment up to a maximum of -0.10% based on the Fund's investment performance as compared with the Lipper Growth & Income Funds Index. The perfor-

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

mance comparison is made for a rolling 36-month period. For the six months ended March 31, 2001, the aggregate performance adjustment resulted in a reduction to the basic fee of $2,288,438. For the six months ended March 31, 2001, the net management fee was equivalent to 0.50% of average net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2001, $1,972,116 was payable to PIM related to management fees, administration fees and certain other services.

3. Transfer Agent

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $683,782 in transfer agent fees payable to PIMSS at March 31, 2001.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. On qualifying investments made prior to August 19, 1991, the Class A Plan provides for reimbursement of such expenditures in an amount not to exceed 0.15%. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $612,789 in distribution fees payable to PFD at March 31, 2001.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.0%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are

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Pioneer Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/01 (unaudited)                          (continued)
--------------------------------------------------------------------------------

subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2001, CDSCs in the amount of $36,716 were paid to PFD.

5. Line of Credit

The Fund, along with certain others in the Pioneer Family of Mutual Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended March 31, 2001, the Fund had no borrowings under this agreement.

6. Expense Offsets

The Fund has entered into certain directed brokerage and expense offset arrangements resulting in a reduction in the Fund's total expenses. For the period ended March 31, 2001, the fund's expenses were reduced by $471,948 under such arrangements.

7. Affiliated Companies

The Fund's investments in certain companies exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund as of March 31, 2001:

-------------------------------------------------------------------------------------------
          Affiliates             Purchases         Sales           Income           Value
-------------------------------------------------------------------------------------------
 A.M. Castle & Co.                 $   -      $   865,898      $  287,089      $  6,393,014
 Amcast Industrial Corp.               -                -         150,892         4,984,825
 Briggs & Stratton Corp.               -                -         984,994        60,958,419
 Champion Enterprises, Inc.            -                -               -        21,346,750
 Clayton Homes, Inc.                   -                -         261,888        98,617,200
 Dionex Corp.                          -                -               -        60,548,625
 Donaldson Co., Inc.                   -        2,388,562         591,720       104,091,000
 Lancaster Colony Corp.                -                -         764,133        65,316,516
 Mississippi Chemical Corp.            -                -               -         6,316,800
 Trinity Industries, Inc.              -                -       1,277,136        69,178,200
                                   -----      -----------      ----------      ------------
                                   $   -      $57,414,902      $5,514,581      $726,665,199
                                   ====       ===========      ==========      ============
-------------------------------------------------------------------------------------------

Pioneer Value Fund

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TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                              Officers
John F. Cogan, Jr., Chairman          John F. Cogan, Jr., President
Mary K. Bush                          David D. Tripple, Executive Vice President
Richard H. Egdahl, M.D.               Vincent Nave, Treasurer
Margaret B.W. Graham                  Joseph P. Barri, Secretary
Marguerite A. Piret
David D. Tripple
Stephen K. West
John Winthrop


Investment Adviser

Pioneer Investment Management, Inc.

Custodian

Brown Brothers Harriman & Co.


Principal Underwriter

Pioneer Funds Distributor, Inc.


Legal Counsel

Hale and Dorr LLP


Shareowner Services and Transfer AgentPioneer Investment Management Shareholder Services, Inc.

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PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)

Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 13-digit account number and four-digit personal identification number at hand.

Six-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within six months from your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's investment minimum requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan

An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)

Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

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Automatic Exchange Program

A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund, and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends

Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit

Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)

Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month you want. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You can also authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

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How to Contact Pioneer
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 9014
Boston, Massachusetts 02205-9014

Our toll-free fax                                               1-800-225-4240

Our Internet e-mail address                      ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our website:                                        www.pioneerfunds.com

This report must be preceded or accompanied by a current
Fund prospectus.

[PIONEER LOGO] PIONEER
               Investments[RegTM]

Pioneer Investment Management, Inc.                1088-00-0501
60 State Street                                (C) Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109                        Underwriter of Pioneer mutual funds
www.pioneerfunds.com                     [RECYCLE] Printed on Recycled Paper